SCHEDULE OF OTHER OPERATING INCOME (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Research income		$ 536,461	$ 433,871	$ 507,736
Interest income	$ 96,351	123,898	317,670	285,719
Rental income		8,423
Others		2,503	5,358	2,878
Total	$ 528,592	679,716	784,061	803,904
Hiring incentive and training programme [member]
IfrsStatementLineItems [Line Items]
Government grants				3,459
Market readiness assistance grant [member]
IfrsStatementLineItems [Line Items]
Government grants			15,447
BeST 2.0 [member]
IfrsStatementLineItems [Line Items]
Government grants		4,901
Others [member]
IfrsStatementLineItems [Line Items]
Government grants		$ 3,530	$ 11,715	$ 4,112